Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Interest bearing liabilities, Current
Bank loans	$ 40	$ 540
Notes and debentures	1,316	848
Lease liabilities	641	686
Bank overdraft and short-term borrowings	1	3	$ 5
Other	20	7
Total interest bearing liabilities	2,018	2,084
Less: Lease liability associated with index-linked freight contracts current	185	267
Less: Cash and cash equivalents
Cash	7,244	8,150
Short-term deposits	4,650	4,351
Less: Total cash and cash equivalents	11,894	12,501	$ 12,428
Net debt management related instruments	13	(171)
Net cash management related instruments	(60)	(19)
Less: Total derivatives included in net debt	(47)	(190)
Interest bearing liabilities, Non-current
Bank loans	3,691	2,070
Notes and debentures	16,337	14,084
Lease liabilities	2,312	2,430
Other	138	50
Total interest bearing liabilities	22,478	18,634
Less: Lease liability associated with index-linked freight contracts non current	148	244
Net debt management related instruments	(608)	(1,224)
Net cash management related instruments	0	0
Less: Total derivatives included in net debt	(608)	(1,224)
Net debt	12,924	9,120
Net assets	$ 52,218	$ 49,120
Gearing	19.80%	15.70%